Impairment of assets	3 Months Ended
Sep. 30, 2024
Disclosure Of Impairment Of Assets [Abstract]
Impairment of assets
Note 14. Impairment of assets

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000
Impairment of assets subsequently classified as held for sale	6,836	-
Impairment of revaluation of assets classified as held for sale	2,582	-
Impairment of mining hardware	106	-
Total impairment expense	9,524	-